Investment Objectives and Goals	Feb. 23, 2026
Nicholas Fixed Income Alternative ETF
Prospectus [Line Items]
Risk/Return [Heading]	NICHOLAS FIXED INCOME ALTERNATIVE ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Nicholas Fixed Income Alternative ETF (the “Fund”) seeks current income.
Nicholas Global Equity and Income ETF
Prospectus [Line Items]
Risk/Return [Heading]	NICHOLAS GLOBAL EQUITY AND INCOME ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek capital appreciation.